Investment Objectives and Goals - T. Rowe Price Small-Cap Value Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.